Description of the Business - Investment Capacity Agreement - Additional Information (Detail) - Investment Capacity Agreement [Member] - Virage Capital Management LP [Member] $ in Billions	Sep. 27, 2021 USD ($)
Nature Of Operations [Line Items]
Maximum amount of paid amount purchasable pursuant to Agreement	$ 3
Percentage of recoveries payable to assignor	50.00%
Percentage of recoveries from the assignor	50.00%